Quarterly Report
November 30, 2023
MFS®  Value Fund
EIF-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 7.4%
General Dynamics Corp.	4,304,631	$1,063,114,718
Honeywell International, Inc.	4,987,448	977,140,812
Northrop Grumman Corp.	2,802,715	1,331,738,059
RTX Corp.	9,522,447	775,888,982
		$4,147,882,571
Alcoholic Beverages – 1.3%
Diageo PLC	20,943,597	$730,675,755
Brokerage & Asset Managers – 4.7%
BlackRock, Inc.	839,760	$630,852,905
Citigroup, Inc.	14,891,560	686,500,916
KKR & Co., Inc.	6,101,604	462,745,647
NASDAQ, Inc.	14,967,639	835,792,962
		$2,615,892,430
Business Services – 3.2%
Accenture PLC, “A”	3,488,637	$1,162,204,530
Equifax, Inc.	2,771,997	603,491,467
		$1,765,695,997
Cable TV – 3.4%
Charter Communications, Inc., “A” (a)	1,162,020	$464,959,063
Comcast Corp., “A”	34,020,732	1,425,128,463
		$1,890,087,526
Chemicals – 0.8%
PPG Industries, Inc.	2,971,632	$421,942,028
Construction – 1.2%
Otis Worldwide Corp.	2,214,354	$189,969,430
Sherwin-Williams Co.	1,683,518	469,364,818
		$659,334,248
Consumer Products – 2.2%
Kenvue, Inc.	28,941,001	$591,554,060
Kimberly-Clark Corp.	3,504,663	433,631,953
Reckitt Benckiser Group PLC	2,724,397	185,659,523
		$1,210,845,536
Electrical Equipment – 0.6%
Johnson Controls International PLC	6,661,460	$351,725,088
Electronics – 6.2%
Analog Devices, Inc.	5,933,989	$1,088,174,903
KLA Corp.	1,759,897	958,475,104
NXP Semiconductors N.V.	3,070,996	626,728,864
Texas Instruments, Inc.	5,141,177	785,109,139
		$3,458,488,010
Energy - Independent – 5.4%
ConocoPhillips	13,689,962	$1,582,148,909
EOG Resources, Inc.	4,357,890	536,325,522
Pioneer Natural Resources Co.	3,880,339	898,841,726
		$3,017,316,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.5%
Chevron Corp.	1,926,567	$276,655,021
Food & Beverages – 3.2%
Archer Daniels Midland Co.	2,191,438	$161,574,724
Nestle S.A.	7,771,398	881,681,388
PepsiCo, Inc.	4,332,296	729,082,094
		$1,772,338,206
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	3,794,556	$769,156,501
Health Maintenance Organizations – 3.2%
Cigna Group	5,594,049	$1,470,563,601
Elevance Health, Inc.	714,806	342,742,329
		$1,813,305,930
Insurance – 11.8%
Aon PLC	4,370,576	$1,435,690,510
Chubb Ltd.	4,871,806	1,117,738,451
Marsh & McLennan Cos., Inc.	7,635,211	1,522,613,778
Progressive Corp.	9,859,778	1,617,299,385
Travelers Cos., Inc.	5,042,795	910,829,633
		$6,604,171,757
Machinery & Tools – 4.3%
Eaton Corp. PLC	3,545,685	$807,317,018
Illinois Tool Works, Inc.	3,167,817	767,276,955
PACCAR, Inc.	4,083,769	374,971,670
Trane Technologies PLC	1,984,605	447,349,813
Veralto Corp. (a)	365,560	28,239,510
		$2,425,154,966
Major Banks – 7.2%
JPMorgan Chase & Co.	15,611,221	$2,436,599,374
Morgan Stanley	12,450,026	987,785,063
PNC Financial Services Group, Inc.	4,260,159	570,690,899
		$3,995,075,336
Medical & Health Technology & Services – 2.4%
McKesson Corp.	2,869,374	$1,350,212,630
Medical Equipment – 2.5%
Abbott Laboratories	5,541,863	$577,960,892
Boston Scientific Corp. (a)	7,990,497	446,588,878
Medtronic PLC	4,715,971	373,835,021
		$1,398,384,791
Other Banks & Diversified Financials – 1.9%
American Express Co.	6,231,696	$1,064,186,726
Pharmaceuticals – 6.7%
AbbVie, Inc.	4,409,346	$627,846,777
Johnson & Johnson	8,360,564	1,293,044,828
Merck & Co., Inc.	7,069,658	724,498,552
Pfizer, Inc.	30,875,263	940,769,264
Roche Holding AG	632,880	170,596,464
		$3,756,755,885

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.7%
Canadian National Railway Co.	2,832,294	$328,404,489
Union Pacific Corp.	5,165,313	1,163,590,060
		$1,491,994,549
Real Estate – 2.0%
Prologis, Inc., REIT	8,290,140	$952,785,790
Public Storage, Inc., REIT	732,091	189,435,867
		$1,142,221,657
Specialty Chemicals – 1.9%
Corteva, Inc.	6,142,539	$277,642,763
DuPont de Nemours, Inc.	11,164,101	798,679,785
		$1,076,322,548
Specialty Stores – 3.3%
Lowe's Cos., Inc.	5,516,911	$1,096,927,414
Target Corp.	5,567,594	744,999,753
		$1,841,927,167
Utilities - Electric Power – 7.9%
American Electric Power Co., Inc.	3,451,195	$274,542,562
Dominion Energy, Inc.	14,801,546	671,102,096
Duke Energy Corp.	10,990,246	1,014,179,901
Exelon Corp.	11,714,007	451,106,410
PG&E Corp.	25,102,576	431,011,230
Southern Co.	15,000,326	1,064,723,139
Xcel Energy, Inc.	7,923,034	482,037,388
		$4,388,702,726
Total Common Stocks		$55,436,451,742
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.46% (v)	226,014,868	$226,037,470

Other Assets, Less Liabilities – 0.3%		180,728,408
Net Assets – 100.0%		$55,843,217,620
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $226,037,470 and $55,436,451,742, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$55,436,451,742	$—	$—	$55,436,451,742
Mutual Funds	226,037,470	—	—	226,037,470
Total	$55,662,489,212	$—	$—	$55,662,489,212
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$160,098,874	$1,553,412,678	$1,487,467,445	$9,289	$(15,926)	$226,037,470
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,650,148	$—